Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents

	December 31
	2023	2022
	NIS in thousands

Cash	94,819	192,351
Short term deposits	6,320	40,238
	101,139	232,589

The currencies in which balances of cash and cash equivalents are denominated, or to which they are linked, are:

	December 31
	2023	2022
	NIS in thousands

EURO	24	-
USD	293	17,302
NIS	100,822	215,287
Total cash and cash equivalents	101,139	232,589